BALANCE SHEET COMPONENTS - Inventories (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 25,100	$ 18,864
Work-in-process	61,059	62,045
Finished goods	83,081	113,943
Inventories	$ 169,240	$ 194,852